Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Abstract]
Reserved shares	2,400,000	2,400,000
Outstanding and vested options		2,400,000	2,400,000
Exercise price (in Dollars per share)	$ 0.4	$ 0.4
Remaining life of options	1 month 24 days	1 month 24 days
Stock options expired	2,400,000